Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Feb. 24, 2013	Feb. 26, 2012
Allowance for doubtful accounts receivable	$ 281	$ 160
Series A Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, shares authorized	7,000,000	7,000,000
Redeemable convertible preferred stock and Redeemable ordinary stock, shares issued	6,561,000	6,561,000
Redeemable convertible preferred stock and Redeemable ordinary stock, shares outstanding	6,561,000	6,561,000
Series B Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, shares authorized	20,524,000	20,524,000
Redeemable convertible preferred stock and Redeemable ordinary stock, shares issued	3,532,000	3,532,000
Redeemable convertible preferred stock and Redeemable ordinary stock, shares outstanding	3,532,000	3,532,000
Ordinary Shares Subject to Put Rights [Member]
Redeemable convertible preferred stock and Redeemable ordinary stock, shares issued	773,000	787,000
Redeemable convertible preferred stock and Redeemable ordinary stock, shares outstanding	773,000	787,000
Ordinary Stock [Member]
Ordinary stock, par value	$ 0.5801	$ 0.5801
Ordinary stock, shares authorized	181,003,000	181,003,000
Ordinary stock, shares issued	28,039,000	28,025,000
Ordinary stock, shares outstanding	28,039,000	28,025,000
Series A Ordinary Stock [Member]
Ordinary stock, par value	$ 0.5801	$ 0.5801
Ordinary stock, shares authorized	7,678,000	7,678,000
Ordinary stock, shares issued	0	0
Ordinary stock, shares outstanding	0	0
Series B Ordinary Stock [Member]
Ordinary stock, par value	$ 0.5801	$ 0.5801
Ordinary stock, shares authorized	90,115,000	90,115,000
Ordinary stock, shares issued	15,512,000	15,512,000
Ordinary stock, shares outstanding	15,512,000	15,512,000